Stock And Stock Options (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Stock And Stock Options [Abstract]
Schedule Of Stock Option Activity
The following table summarizes stock option activity in 2019 and 2018:

	2019		2018
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	16,875	$3.18	30,000	$3.73
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Expired/cancelled	(7,500)	$4.43	(13,125)	$4.43
Outstanding, end of year	9,375	$2.18	16,875	$3.18
Exercisable, end of year	9,375	$2.18	16,875	$3.18

Schedule Of Stock Options Outstanding And Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2019:

Weighted Average Exercise Price	Options Outstanding (shares)	Weighted Average Remaining Contractual Life (years)	Options Exercisable (shares)
$2.50	1,875	—	1,875
$2.30	1,875	0.2	1,875
$2.70	1,875	0.5	1,875
$2.20	1,875	0.8	1,875
$1.20	1,875	1.0	1,875
	9,375		9,375